                      UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                       FORM N-CSR

     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES


Investment Company Act file number:                 811-09101


Exact name of registrant as specified in charter:   Prudential Tax-Managed
                                                    Equity Fund

Address of principal executive offices:             Gateway Center 3,
                                                    100 Mulberry Street,
                                                    Newark, New Jersey 07102

Name and address of agent for service:              Ms. Maria Master
                                                    Gateway Center 3,
                                                    100 Mulberry Street,
                                                    Newark, New Jersey 07102

Registrant's telephone number, including area code: 973-367-3028

Date of fiscal year end:                            10/31/03

Date of reporting period:                           04/30/03

Item 1 -- Reports to Stockholders

                                        SEMIANNUAL REPORT
                                        APRIL 30, 2003

PRUDENTIAL
TAX-MANAGED EQUITY FUND

FUND TYPE
Large-capitalization stock

OBJECTIVE
Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                   PRUDENTIAL FINANCIAL (LOGO)

Prudential Tax-Managed Funds    Prudential Tax-Managed Equity Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Prudential Tax-
Managed Equity Fund (the Fund) is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                         As of 4/30/03

                                  Six Months   One Year   Since Inception2
Class A                              5.01%      -12.79%      -18.20%
Class B                              4.61       -13.51       -20.60
Class C                              4.61       -13.51       -20.60
Class Z                              5.08       -12.57       -17.20
S&P 500 Index3                       4.47       -13.30       -21.56
Lipper Large-Cap Core Funds Avg.4    2.96       -15.19       -23.59

    Average Annual Total Returns1                     As of 3/31/03

                                                  One Year    Since Inception2
Class A                                            -27.09%        -7.79%
Class B                                            -27.67         -7.53
Class B-Return After Taxes on Distributions        -27.67         -7.53
Class B-Return After Taxes on Distributions and
   Sale of Fund Shares                             -16.99         -5.87
Class C                                            -25.37         -7.53
Class Z                                            -23.04         -6.36
S&P 500 Index3                                     -24.75         -7.58
Lipper Large-Cap Core Funds Avg.4                  -25.78         -8.23


Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The
cumulative total returns do not take into account
applicable sales charges. The average annual total
returns do take into account applicable sales
charges. Without the distribution and service (12b-1)
fee waiver of 0.05% for Class A shares, the returns
would have been lower. The Fund charges a maximum
front-end sales charge of 5% for Class A shares in
most circumstances, and a 12b-1 fee of up to 0.30%
annually. In some circumstances, Class A shares may
not be subject to a front-end sales charge, but may
be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject
to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for
the first six years respectively after purchase, and
a 12b-1 fee of 1.00% annually. Approximately seven
years after purchase, Class B shares will
automatically convert to Class A shares on a
quarterly basis. Class C shares are subject to a
front-end sales charge of 1%, a CDSC of 1% for shares
redeemed within 18 months of purchase, and a 12b-1
fee of 1.00% annually. Class Z shares are not subject
to a sales charge or 12b-1 fee. After-tax returns are
calculated using the historical highest individual
federal marginal income tax rates, and do not reflect
the impact of state and local taxes. Actual after-tax
returns depend on an investor's tax situation and may
differ from those shown. After-tax returns shown are
not relevant to investors who hold their Fund shares
through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax
returns are shown only for Class B shares. After-tax
returns for other share classes will vary due to
differing sales charges
                          www.prudential.com    (800) 225-1852

Semiannual Report    April 30, 2003

and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future. 2Inception date:
3/3/99. 3The Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed. 4The Lipper Large-Cap Core Funds Average
(Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap
Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price/earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P 500 Index. Investors cannot invest directly in an index. The returns for the S&P 500
Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PRUDENTIAL FINANCIAL (LOGO)           June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S.
consumer confidence rose significantly and a more optimistic tone pervaded the financial markets.
Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions.
We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential Tax-Managed
Funds in March 2003.  On behalf of the Prudential
Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Prudential Tax-Managed Funds/Prudential Tax-Managed Equity Fund

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.8%
COMMON STOCKS
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY  14.9%
Auto & Truck  0.9%
       20,800   Ford Motor Co.(b)                                    $      214,240
       34,700   General Motors Corp.(b)                                   1,250,935
        8,200   Gentex Corp.(a)                                             247,640
        2,800   Harley-Davidson, Inc.                                       124,432
                                                                     --------------
                                                                          1,837,247
-------------------------------------------------------------------------------------
Consumer Products  0.3%
       14,400   Dial Corp. (The)                                            299,952
        3,600   Eastman Kodak Co.                                           107,676
       11,700   Mattel, Inc.                                                254,358
                                                                     --------------
                                                                            661,986
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  0.7%
        2,700   Applebee's International, Inc.                               73,980
        3,700   Brinker International, Inc.(a)                              117,475
        3,900   Harrah's Entertainment, Inc.(a)                             153,621
       23,900   Mandalay Resort Group(a)(b)                                 631,438
        3,800   McDonald's Corp.                                             64,980
        4,700   Papa John's International, Inc.(a)                          111,766
       10,000   Yum! Brands, Inc.(a)                                        247,000
                                                                     --------------
                                                                          1,400,260
-------------------------------------------------------------------------------------
Housing Construction  0.7%
       12,600   KB HOME(b)                                                  620,802
       13,200   Pulte Homes, Inc.                                           765,468
        1,200   Standard Pacific Corp.                                       36,300
                                                                     --------------
                                                                          1,422,570
-------------------------------------------------------------------------------------
Internet & Catalog Retail  0.3%
        5,300   eBay, Inc.(a)(b)                                            491,681

    See Notes to Financial Statements                                      3

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
Media  4.9%
       92,100   AOL Time Warner, Inc.(a)                             $    1,259,928
       32,300   Clear Channel Communications, Inc.(a)                     1,263,253
        7,600   Comcast Corp. (Class A)(a)(b)                               242,516
       45,300   Disney (Walt) Co.                                           845,298
       17,300   Gannett Co., Inc.                                         1,309,956
        5,100   Knight-Ridder, Inc.                                         329,205
       21,200   Meredith Corp.                                              916,264
       12,500   The McGraw Hill Cos., Inc.                                  729,875
        7,300   Tribune Co.                                                 357,554
       56,500   Viacom, Inc. (Class B)(a)                                 2,452,665
                                                                     --------------
                                                                          9,706,514
-------------------------------------------------------------------------------------
Multiline Retail  3.4%
            1   99 Cents Only Stores(a)                                          29
       21,600   BJ's Wholesale Club, Inc.(a)(b)                             304,992
        1,400   Dillard's, Inc. (Class A)                                    19,572
       16,600   Federated Department Stores, Inc.                           508,292
        7,200   J.C. Penney Co., Inc.                                       122,832
        8,100   Sears, Roebuck & Co.(b)                                     229,554
      101,300   Wal-Mart Stores, Inc.                                     5,705,216
                                                                     --------------
                                                                          6,890,487
-------------------------------------------------------------------------------------
Specialty Retail  3.7%
       23,300   Abercrombie & Fitch Co. (Class A)(a)(b)                     766,104
        5,200   AutoZone, Inc.(a)(b)                                        420,212
          900   Bed Bath & Beyond, Inc.(a)                                   35,559
       25,300   Best Buy Co., Inc.(a)(b)                                    874,874
        6,300   Coach, Inc.(a)                                              274,113
        1,900   Harman International Industries, Inc.                       126,521
       56,300   Home Depot, Inc.                                          1,583,719
       26,700   Jones Apparel Group, Inc.(a)                                761,484
        2,600   Liz Claiborne, Inc.(b)                                       84,578
       46,400   Lowe's Companies, Inc.                                    2,036,496
       26,100   PETsMART, Inc.(a)                                           394,893
                                                                     --------------
                                                                          7,358,553

    4                                      See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
CONSUMER STAPLES  8.0%
Beverages  2.9%
       31,500   Anheuser-Busch Cos., Inc.                            $    1,571,220
       35,800   Coca-Cola Co.                                             1,446,320
       58,000   Pepsi Bottling Group, Inc. (The)                          1,191,320
          600   PepsiAmericas, Inc.                                           7,494
       37,890   PepsiCo, Inc.(b)                                          1,639,879
                                                                     --------------
                                                                          5,856,233
-------------------------------------------------------------------------------------
Cosmetics & Soaps  2.4%
        6,300   Avon Products, Inc.                                         366,471
        8,500   Clorox Co.                                                  384,370
        5,300   Colgate-Palmolive Co.                                       303,001
       26,400   Kimberly-Clark Corp.                                      1,313,928
       27,000   Procter & Gamble Co.                                      2,425,950
        2,100   The Gillette Co.                                             63,945
                                                                     --------------
                                                                          4,857,665
-------------------------------------------------------------------------------------
Food & Drug Retailing  0.6%
        5,700   Albertson's, Inc.(b)                                        113,202
       34,000   Kroger Co. (The)(a)                                         486,200
        4,400   Safeway, Inc.(a)(b)                                          73,128
       39,200   Winn-Dixie Stores, Inc.(a)                                  491,176
                                                                     --------------
                                                                          1,163,706
-------------------------------------------------------------------------------------
Food Products  1.2%
          100   ConAgra Foods, Inc.(b)                                        2,100
       11,100   General Mills, Inc.                                         500,721
       12,700   H.J. Heinz Co.                                              379,476
        9,400   Kellogg Co.                                                 307,756
       56,300   Sara Lee Corp.                                              944,714
        1,100   Sensient Technologies Corp.                                  24,310
       22,329   Tyson Foods, Inc. (Class A)                                 215,028
                                                                     --------------
                                                                          2,374,105
-------------------------------------------------------------------------------------
Tobacco  0.9%
       57,100   Altria Group, Inc.                                        1,756,396

    See Notes to Financial Statements                                      5

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
ENERGY  5.2%
Oil & Gas Exploration/Production  2.1%
       15,900   Amerada Hess Corp.                                   $      717,885
       15,700   Anadarko Petroleum Corp.                                    697,080
        1,200   Baker Hughes, Inc.                                           33,600
        5,400   Burlington Resources, Inc.                                  250,074
        5,200   ConocoPhillips                                              261,560
       21,600   Devon Energy Corp.(b)                                     1,020,600
        7,400   Kinder Morgan, Inc.                                         347,948
       17,500   Marathon Oil Corp.                                          398,475
        2,800   Nabors Industries Ltd.(a)                                   109,760
        1,600   Occidental Petroleum Corp.                                   47,760
       12,400   Pioneer Natural Resources Co.(a)                            296,608
        2,900   Schlumberger Ltd.                                           121,597
          400   Valero Energy Corp.                                          14,700
                                                                     --------------
                                                                          4,317,647
-------------------------------------------------------------------------------------
Petroleum & Coal  3.1%
       23,011   ChevronTexaco Corp.(b)                                    1,445,321
      134,706   Exxon Mobil Corp.                                         4,741,651
                                                                     --------------
                                                                          6,186,972
-------------------------------------------------------------------------------------
FINANCIALS  20.8%
Banking  5.1%
        5,300   Astoria Financial Corp.                                     132,606
       38,200   Bank of America Corp.                                     2,828,710
        9,800   BB&T Corp.                                                  319,480
        9,325   Charter One Financial, Inc.                                 270,891
        3,200   Commerce Bancorp, Inc.                                      130,144
       23,030   FleetBoston Financial Corp.                                 610,756
       10,700   Golden West Financial Corp.                                 806,994
        1,100   GreenPoint Financial Corp.                                   52,536
       26,700   New York Community Bancorp, Inc.                            927,024
        8,900   North Fork Bancorp, Inc.                                    288,004
        2,300   PNC Financial Services Group                                100,970
        4,300   SunTrust Banks, Inc.(b)                                     246,046
       62,291   U.S. Bancorp(b)                                           1,379,746
       27,300   Union Planters Corp.                                        779,142
       26,100   Wells Fargo & Co.                                         1,259,586
                                                                     --------------
                                                                         10,132,635

    6                                      See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
Financial Services  11.1%
          100   Ambac Financial Group, Inc.                          $        5,835
       16,500   American Express Co.                                        624,690
       33,200   Bank One Corp.                                            1,196,860
      113,800   Citigroup, Inc.                                           4,466,650
       10,700   Countrywide Financial Corp.                                 723,320
        4,600   Deluxe Corp.                                                202,446
       42,000   Fannie Mae                                                3,040,380
       34,200   Freddie Mac                                               1,980,180
       11,400   Goldman Sachs Group, Inc. (The)                             865,260
       53,120   J.P. Morgan Chase & Co.                                   1,559,072
       21,900   John Hancock Financial Services, Inc.                       635,538
          500   MBNA Corp.                                                    9,450
        4,900   Moody's Corp.                                               236,621
       19,600   Morgan Stanley                                              877,100
       31,300   National City Corp.                                         937,748
        9,300   SLM Corp.                                                 1,041,600
       47,000   Wachovia Corp.                                            1,795,870
       53,875   Washington Mutual, Inc.                                   2,128,062
                                                                     --------------
                                                                         22,326,682
-------------------------------------------------------------------------------------
Insurance  4.6%
        4,000   ACE Ltd.(b)                                                 132,320
        2,500   AFLAC, Inc.                                                  81,775
       25,000   Allstate Corp.                                              944,750
          900   American Financial Group, Inc.                               19,962
       47,996   American International Group, Inc.                        2,781,368
        3,600   AmerUs Group Co.                                             94,284
        6,900   Brown & Brown, Inc.                                         246,813
          680   Fidelity National Financial, Inc.                            23,392
        2,800   Loews Corp.                                                 115,556
       61,700   MetLife, Inc.(b)                                          1,772,641
       26,200   Principal Financial Group, Inc.                             762,420
        2,700   St. Paul Cos., Inc. (The)                                    92,718
       97,800   Travelers Property Casualty Corp. (Class B)               1,589,250
       52,000   UnumProvident Corp.                                         598,000
                                                                     --------------
                                                                          9,255,249

    See Notes to Financial Statements                                      7

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
HEALTHCARE  15.6%
Biotechnology  1.1%
       37,480   Amgen, Inc.(a)                                       $    2,297,899
-------------------------------------------------------------------------------------
Healthcare Equipment & Supplies  2.1%
       23,300   Becton, Dickinson & Co.(b)                                  824,820
       14,400   Boston Scientific Corp.(a)                                  619,920
        5,200   C.R. Bard, Inc.                                             329,576
       11,600   Cytyc Corp.(a)                                              153,120
        2,200   Edwards Lifesciences Corp.(a)                                63,514
        1,400   Hillenbrand Industries, Inc.                                 69,860
        8,300   Medtronic, Inc.                                             396,242
       25,200   Stryker Corp.(b)                                          1,688,652
                                                                     --------------
                                                                          4,145,704
-------------------------------------------------------------------------------------
Healthcare Providers & Services  2.1%
       11,100   AdvancePCS(a)                                               333,666
        3,300   Aetna, Inc.                                                 164,340
       13,800   Anthem, Inc.(a)(b)                                          947,232
        4,150   Cardinal Health, Inc.(b)                                    229,412
       10,400   Express Scripts, Inc. (Class A)(a)                          613,184
       14,500   Humana, Inc.(a)                                             160,225
        6,600   PacifiCare Health Systems, Inc.(a)                          210,144
        8,100   Tenet Healthcare Corp.(a)                                   120,204
       13,300   UnitedHealth Group, Inc.                                  1,225,329
          700   Universal Health Services, Inc. (Class B)(a)                 27,069
        2,200   WellPoint Health Networks, Inc.(a)                          167,068
                                                                     --------------
                                                                          4,197,873
-------------------------------------------------------------------------------------
Pharmaceuticals  10.3%
       24,100   Abbott Laboratories                                         979,183
        6,300   Allergan, Inc.                                              442,575
       59,700   Bristol-Myers Squibb Co.(b)                               1,524,738
       27,300   Forest Laboratories, Inc.(a)                              1,411,956
       13,400   Genentech, Inc.(a)                                          509,066
       79,904   Johnson & Johnson                                         4,503,390
       10,000   Lilly Eli & Co.                                             638,200

    8                                      See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
       71,100   Merck & Co., Inc.                                    $    4,136,598
      155,435   Pfizer, Inc.                                              4,779,626
       41,300   Wyeth                                                     1,797,789
                                                                     --------------
                                                                         20,723,121
-------------------------------------------------------------------------------------
INDUSTRIALS  11.1%
Aerospace/Defense  1.2%
       27,600   Boeing Co.                                                  752,928
        2,000   General Dynamics Corp.                                      124,140
       24,800   Honeywell International, Inc.                               585,280
       16,900   United Technologies Corp.                                 1,044,589
                                                                     --------------
                                                                          2,506,937
-------------------------------------------------------------------------------------
Airlines  0.1%
        4,200   JetBlue Airways Corp.(a)                                    132,048
-------------------------------------------------------------------------------------
Building Products
          900   York International Corp.                                     21,510
-------------------------------------------------------------------------------------
Business Services  0.4%
       11,625   Apollo Group, Inc. (Class A)(a)                             630,063
        6,000   Convergys Corp.(a)                                           97,320
                                                                     --------------
                                                                            727,383
-------------------------------------------------------------------------------------
Data Processing/Management  0.6%
       18,800   Automatic Data Processing, Inc.                             632,244
        8,200   CSG Systems International, Inc.(a)                           86,346
       14,200   First Data Corp.                                            557,066
                                                                     --------------
                                                                          1,275,656
-------------------------------------------------------------------------------------
Diversified Manufacturing Operations  0.6%
        5,400   Crane Co.                                                   105,462
       12,900   Danaher Corp.                                               889,842
        1,700   Pentair, Inc.                                                65,518
        5,400   Trinity Industries, Inc.                                     89,370
                                                                     --------------
                                                                          1,150,192

    See Notes to Financial Statements                                      9

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
Electrical Equipment  1.3%
        5,800   Acuity Brands, Inc.                                  $       88,334
       10,000   Emerson Electric Co.                                        507,000
       38,200   Energizer Holdings, Inc.(a)                               1,100,924
       18,700   L-3 Communications Holdings, Inc.(a)(b)                     830,280
                                                                     --------------
                                                                          2,526,538
-------------------------------------------------------------------------------------
Financial/Business Services  0.3%
       13,700   Block (H&R), Inc.                                           529,094
-------------------------------------------------------------------------------------
Industrial Conglomerates  4.7%
       12,700   3M Co.                                                    1,600,708
      201,700   General Electric Co.                                      5,940,065
      122,600   Tyco International Ltd.                                   1,912,560
                                                                     --------------
                                                                          9,453,333
-------------------------------------------------------------------------------------
Machinery  0.3%
        2,600   Illinois Tool Works, Inc.                                   166,348
          900   Tecumseh Products Co. (Class A)                              36,216
        9,700   W.W. Grainger, Inc.                                         447,655
                                                                     --------------
                                                                            650,219
-------------------------------------------------------------------------------------
Miscellaneous Basic Industry
        3,000   Waste Management, Inc.                                       65,160
-------------------------------------------------------------------------------------
Railroads  0.1%
        3,700   Union Pacific Corp.                                         220,224
-------------------------------------------------------------------------------------
Schools  0.1%
        2,900   Education Management Corp.(a)(b)                            141,578
-------------------------------------------------------------------------------------
Transportation  1.4%
        1,600   C.H. Robinson Worldwide, Inc.                                58,864
       10,000   EGL, Inc.(a)                                                160,400
        1,900   Expeditors International of Washington, Inc.                 69,082
        4,900   FedEx Corp.(b)                                              293,412
        8,700   J.B. Hunt Transport Services, Inc.(a)                       300,585

    10                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
        9,100   Ryder System, Inc.                                   $      226,044
       27,900   United Parcel Service, Inc. (Class B)                     1,733,148
                                                                     --------------
                                                                          2,841,535
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY  15.7%
Communications Equipment  2.8%
      267,300   Cisco Systems, Inc.(a)                                    4,020,192
       48,600   QUALCOMM, Inc.                                            1,549,854
                                                                     --------------
                                                                          5,570,046
-------------------------------------------------------------------------------------
Computers  3.7%
       66,800   Dell Computer Corp.(a)                                    1,931,188
       43,850   Hewlett-Packard Co.                                         714,755
       47,200   International Business Machines Corp.                     4,007,280
        9,300   Lexmark International, Inc.(a)(b)                           692,943
       24,000   Sun Microsystems, Inc.(a)(b)                                 79,200
                                                                     --------------
                                                                          7,425,366
-------------------------------------------------------------------------------------
Computer Software & Services  5.6%
        9,500   CheckFree Corp.(a)                                          261,915
       49,800   Citrix Systems, Inc.(a)                                     944,208
       68,700   EMC Corp.(a)                                                624,483
       23,700   Intuit, Inc.(a)                                             919,086
      255,900   Microsoft Corp.                                           6,543,363
      165,000   Oracle Corp.(a)(b)                                        1,960,200
                                                                     --------------
                                                                         11,253,255
-------------------------------------------------------------------------------------
Electronic Components  1.4%
        1,500   Mentor Graphics Corp.(a)                                     15,630
       22,300   QLogic Corp.(a)                                             980,977
       99,100   Texas Instruments, Inc.                                   1,832,359
        1,100   Waters Corp.(a)                                              26,411
                                                                     --------------
                                                                          2,855,377
-------------------------------------------------------------------------------------
Internet  0.6%
       49,100   Yahoo!, Inc.(a)(b)                                        1,216,698

    See Notes to Financial Statements                                     11

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
Semiconductors  1.6%
      150,600   Intel Corp.                                          $    2,771,040
        9,800   Linear Technology Corp.                                     337,806
                                                                     --------------
                                                                          3,108,846
-------------------------------------------------------------------------------------
MATERIALS  1.8%
Chemicals  0.7%
        1,800   E.I. du Pont de Nemours & Co.                                76,554
        6,600   FMC Corp.(a)                                                119,592
       20,500   Hercules, Inc.(a)                                           208,075
        9,600   International Flavors & Fragrances, Inc.                    305,088
       28,800   Monsanto Co.                                                501,120
        7,200   OM Group, Inc.                                               83,952
       13,000   RPM International, Inc.                                     160,680
                                                                     --------------
                                                                          1,455,061
-------------------------------------------------------------------------------------
Containers & Packaging  0.4%
        4,800   Ball Corp.                                                  269,568
       23,400   Pactiv Corp.(a)                                             480,168
                                                                     --------------
                                                                            749,736
-------------------------------------------------------------------------------------
Metals & Mining  0.5%
        8,000   Alcoa, Inc.                                                 183,440
       53,300   United States Steel Corp.                                   763,256
                                                                     --------------
                                                                            946,696
-------------------------------------------------------------------------------------
Paper & Packaging  0.2%
          100   Glatfelter                                                    1,145
        8,500   International Paper Co.                                     303,875
          100   Longview Fibre Co.                                              763
        8,600   Louisiana-Pacific Corp.(a)                                   69,488
                                                                     --------------
                                                                            375,271
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES  4.5%
Diversified Telecommunication Services  3.5%
        1,900   ADTRAN, Inc.(a)                                              76,912
       64,700   AT&T Corp.                                                1,103,135

    12                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
$      88,800   BellSouth Corp.                                      $    2,263,512
        1,100   CommScope, Inc.(a)                                            9,427
        1,100   Price Communications Corp.(a)                                13,431
       35,764   SBC Communications, Inc.                                    835,447
       67,300   Sprint Corp. (Fon Group)(b)                                 774,623
       53,496   Verizon Communications, Inc.                              1,999,681
                                                                     --------------
                                                                          7,076,168
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  1.0%
       65,200   AT&T Wireless Services, Inc.(a)                             421,192
      103,300   Nextel Communications, Inc. (Class A)(a)(b)               1,527,807
                                                                     --------------
                                                                          1,948,999
-------------------------------------------------------------------------------------
UTILITIES  2.2%
Electric Utilities  1.6%
       21,000   Alliant Energy Corp.(b)                                     368,760
        1,200   CenterPoint Energy, Inc.                                      9,480
       12,900   Cleco Corp.                                                 193,500
       44,600   Edison International(a)                                     650,714
       19,488   Exelon Corp.                                              1,033,644
       10,500   FirstEnergy Corp.                                           354,165
        7,800   PG&E Corp.(a)(b)                                            116,844
        9,400   PPL Corp.                                                   340,280
                                                                     --------------
                                                                          3,067,387
-------------------------------------------------------------------------------------
Gas Utilities  0.6%
        6,800   Nicor, Inc.                                                 204,408
        7,300   Praxair, Inc.                                               423,984
       23,400   Sempra Energy(b)                                            628,056
                                                                     --------------
                                                                          1,256,448
                                                                     --------------
                Total long-term investments (cost $194,212,552)         199,907,946
                                                                     --------------

    See Notes to Financial Statements                                     13

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  13.8%
-------------------------------------------------------------------------------------
Mutual Fund 13.6%
   27,217,077   Prudential Core Investment Fund - Taxable Money
                 Market Series(c) (cost $27,217,077; Note 3)         $   27,217,077

Principal
Amount
(000)      Description                                              Value (Note 1)
----------------------------------------------------------------------------------------
Repurchase Agreement  0.2%
$    525   Joint Repurchase Agreement Account,
            1.36%, 5/1/03
            (cost $525,000; Note 6)                                        525,000
                                                                    --------------
           Total short-term investments (cost $27,742,077)              27,742,077
                                                                    --------------
           Total Investments  113.6%
            (cost $221,954,629; Note 5)                                227,650,023
           Liabilities in excess of other assets  (13.6%)              (27,262,243)
                                                                    --------------
           Net Assets  100%                                         $  200,387,780
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing security.
(b) Securities, or portion thereof, on loan, see Note 4.
(c) Represents security purchased with cash collateral received for securities on loan; see Note 4.

    14                                     See Notes to Financial Statements

                       This page intentionally left blank

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   April 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value, including securities on loan of
   $26,053,344 (cost $221,954,629)                                  $227,650,023
Receivable for investments sold                                        4,712,060
Receivable for Fund shares sold                                          361,509
Dividends and interest receivable                                        186,616
Receivable for securities lending income                                  31,265
Prepaid expenses                                                             869
Foreign tax reclaim receivable                                                16
                                                                  ----------------
      Total assets                                                   232,942,358
                                                                  ----------------
LIABILITIES
Payable to custodian                                                       2,313
Payable to broker for collateral for securities on loan (Note
4)                                                                    27,217,077
Payable for investments purchased                                      4,162,531
Payable for Fund shares reacquired                                       617,671
Accrued expenses                                                         296,398
Distribution fee payable                                                 125,635
Management fee payable                                                   104,094
Secuities lending rebate payable                                          28,859
                                                                  ----------------
      Total liabilities                                               32,554,578
                                                                  ----------------
NET ASSETS                                                          $200,387,780
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     25,029
   Paid-in capital in excess of par                                  282,289,666
                                                                  ----------------
                                                                     282,314,695
   Net investment loss                                                  (109,638)
   Accumulated net realized loss on investments                      (87,512,671)
   Net unrealized appreciation on investments                          5,695,394
                                                                  ----------------
Net assets, April 30, 2003                                          $200,387,780
                                                                  ----------------
                                                                  ----------------

    16                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   April 30, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($48,351,424 / 5,911,037 shares of beneficial interest
      issued and outstanding)                                              $8.18
   Maximum sales charge (5% of offering price)                               .43
                                                                  ----------------
   Maximum offering price to public                                        $8.61
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($93,637,043 / 11,796,471 shares of beneficial
      interest
      issued and outstanding)                                              $7.94
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($51,458,489 / 6,482,855 shares of beneficial interest
      issued and outstanding)                                              $7.94
   Sales charge (1% of offering price)                                       .08
                                                                  ----------------
   Offering price to public                                                $8.02
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($6,940,824 / 838,563 shares of beneficial interest
      issued and outstanding)                                              $8.28
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     17

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $163)             $  1,686,006
   Income from securities loaned, net                                      5,386
   Interest                                                                4,651
                                                                  ----------------
      Total income                                                     1,696,043
                                                                  ----------------
Expenses
   Management fee                                                        647,832
   Distribution fee--Class A                                              59,179
   Distribution fee--Class B                                             469,743
   Distribution fee--Class C                                             256,378
   Transfer agent's fees and expenses                                    155,000
   Reports to shareholders                                                69,000
   Custodian's fees and expenses                                          68,000
   Registration fees                                                      40,000
   Legal fees and expenses                                                15,000
   Audit fee                                                              14,000
   Trustees' fees                                                          7,000
   Miscellaneous                                                           4,549
                                                                  ----------------
      Total expenses                                                   1,805,681
                                                                  ----------------
Net investment loss                                                     (109,638)
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions                         (15,299,009)
Net change in unrealized appreciation on investments                  24,210,295
                                                                  ----------------
Net gain on investments                                                8,911,286
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  8,801,648
                                                                  ----------------
                                                                  ----------------

    18                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                      Ended              Ended
                                                  April 30, 2003    October 31, 2002
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                             $    (109,638)    $     (639,251)
   Net realized loss on investments                  (15,299,009)       (10,832,007)
   Net change in unrealized
      appreciation/depreciation on investments        24,210,295        (26,433,361)
                                                  --------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                        8,801,648        (37,904,619)
                                                  --------------    ----------------
Fund share transactions (net of share
   conversions)
   (Note 7)
   Net proceeds from shares sold                       9,663,919         25,809,770
   Cost of shares reacquired                         (28,542,880)       (90,556,074)
                                                  --------------    ----------------
   Net decrease in net assets from Fund share
      transactions                                   (18,878,961)       (64,746,304)
                                                  --------------    ----------------
Total decrease                                       (10,077,313)      (102,650,923)
NET ASSETS
Beginning of period                                  210,465,093        313,116,016
                                                  --------------    ----------------
End of period                                      $ 200,387,780     $  210,465,093
                                                  --------------    ----------------
                                                  --------------    ----------------

    See Notes to Financial Statements                                     19

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Managed Equity Fund (the 'Fund') is a series of Prudential Tax-Managed Funds (the 'Trust'), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was incorporated as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

      The Fund's investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
Nasdaq are valued at the last closing price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadviser, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or valuation methodology, or provides a valuation methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or subadviser.

      Investment in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains (losses) on sales of securities are calculated on an identified cost basis. Dividend income is recorded or the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (losses), (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Trust has a management agreement for the Fund with PI. Pursuant to a subadvisory agreement between PI and PIM, PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2003.

      PIMS has advised the Fund that it received approximately $15,300 and $11,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended April 30, 2003, it received approximately $163,900 and $2,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of.08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended April 30, 2003, the Fund incurred fees of approximately $98,400 for the services of PMFS. As of April 30, 2003, approximately $15,800 of such fees were due to PMFS.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $21,400 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $20,600 for the six months ended April 30, 2003. As of April 30, 2003, approximately $3,300 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      PSI is the securities lending agent for the Fund. For the six months ended April 30, 2003, PSI has been compensated in the amount of $1,796 for these services, of which $602 is payable at April 30, 2003.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of the Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended April 30, 2003, the Fund earned income of approximately $500 and $5,300 respectively, by investing its excess cash and collateral received from securities lending.
                                                                          23

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 were $78,314,187 and $96,638,533 respectively.

      As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $26,053,344. The Fund received $27,217,077 in cash collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

Note 5. Distributions and Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2002, of approximately $70,642,200 of which $11,454,800 expires in 2007, $9,748,400 expires in 2008, $38,550,400 expires in 2009 and $10,888,600 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral of wash sales losses.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of April 30, 2003 were as follows:

                                                            Total Net
   Tax Basis                                                Unrealized
 Of Investments      Appreciation       Depreciation       Appreciation
----------------   ----------------   ----------------   ----------------
  $224,243,232       $19,580,391        $16,173,600         $3,406,791

      The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 6. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2003, the Fund had a .21% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $525,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

      Bank of America, 1.36%, in the principal amount of $83,551,000, repurchase price $83,554,156, due 05/01/03. The value of the collateral including accrued interest was $85,222,020.

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Credit Suisse First Boston, 1.35%, in the principal amount of $83,550,000, repurchase price $83,553,133, due 05/01/03. The value of the collateral including accrued interest was $85,224,740.

      Greenwich Capital Markets, Inc., 1.36% in the principal amount of $83,551,000, repurchase price $83,554,156, due 05/01/03. The value of the collateral including accrued interest was $85,224,454.

Note 7. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value. As of April 30, 2003, PI owned 2,500 shares each of Class A, Class B, Class C and Class Z shares.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2003:
Shares sold                                                     349,699    $   2,751,081
Shares reacquired                                              (896,099)      (7,017,492)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (546,400)      (4,266,411)
Shares issued upon conversion from Class B                      131,143          999,376
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (415,257)   $  (3,267,035)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                     942,582    $   8,696,498
Shares reacquired                                            (2,197,498)     (19,895,961)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,254,916)     (11,199,463)
Shares issued upon conversion from Class B                      209,776        1,917,286
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,045,140)   $  (9,282,177)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          25

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2003:
Shares sold                                                     330,757    $   2,531,598
Shares reacquired                                            (1,541,117)     (11,664,229)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,210,360)      (9,132,631)
Shares reacquired upon conversion into Class A                 (134,862)        (999,376)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,345,222)   $ (10,132,007)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                     934,863    $   8,538,664
Shares reacquired                                            (4,115,380)     (35,438,243)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (3,180,517)     (26,899,579)
Shares reacquired upon conversion into Class A                 (214,507)      (1,917,286)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (3,395,024)   $ (28,816,865)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     350,196    $   2,687,520
Shares reacquired                                            (1,034,699)      (7,841,657)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (684,503)   $  (5,154,137)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                     627,747    $   5,684,101
Shares reacquired                                            (3,116,279)     (27,051,397)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (2,488,532)   $ (21,367,296)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     213,727    $   1,693,720
Shares reacquired                                              (259,813)      (2,019,502)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (46,086)   $    (325,782)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                     309,414    $   2,890,507
Shares reacquired                                              (899,808)      (8,170,473)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (590,394)   $  (5,279,966)
                                                            -----------    -------------
                                                            -----------    -------------

                                                        SEMIANNUAL REPORT
                                                        APRIL 30, 2003


            PRUDENTIAL
            TAX-MANAGED EQUITY FUND
--------------------------------------------------------------------------------


                                                        FINANCIAL HIGHLIGHTS

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited)

                                                                        Class A
                                                                    ---------------
                                                                      Six Months
                                                                         Ended
                                                                    April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                   $    7.79
                                                                    ---------------
Income from investment operations
Net investment income                                                       0.02
Net realized and unrealized gain (loss) on investment
   transactions                                                             0.37
                                                                    ---------------
   Total from investment operations                                         0.39
                                                                    ---------------
Net asset value, end of period                                         $    8.18
                                                                    ---------------
                                                                    ---------------
TOTAL RETURN(b):                                                            5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $  48,351
Average net assets (000)                                               $  47,736
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees(f)             1.27%(c)
   Expenses, excluding distribution and service (12b-1) fees                1.02%(c)
   Net investment income                                                    0.42%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate(g)                                                 39%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
(e) Less than $.005 per share.
(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
(g) Portfolio turnover for periods of less than one full year is not annualized.

    28                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                       Class A
--------------------------------------------------------------------------------------
                  Year Ended October 31,                       March 3, 1999(a)
----------------------------------------------------------          Through
      2002                 2001                 2000           October 31, 1999
--------------------------------------------------------------------------------------
    $   9.06             $  12.41             $  11.27              $ 10.00
    --------             --------             --------             --------
        0.03                 0.02                   --(e)              0.01
       (1.30)               (3.37)                1.14                 1.26
    --------             --------             --------             --------
       (1.27)               (3.35)                1.14                 1.27
    --------             --------             --------             --------
    $   7.79             $   9.06             $  12.41              $ 11.27
    --------             --------             --------             --------
    --------             --------             --------             --------
      (14.02)%             (26.99)%              10.12%               12.70%
    $ 49,310             $ 66,778             $ 92,685              $78,169
    $ 62,399             $ 81,887             $ 91,064              $66,701
        1.16%                1.10%                1.09%                1.23%(c)
        0.91%                0.85%                0.84%                0.98%(c)
        0.32%                0.15%                0.03%                0.09%(c)
          69%                  73%                  94%                  67%

    See Notes to Financial Statements                                     29

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                               --------------------
                                                                    Six Months
                                                                      Ended
                                                                  April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                 $   7.59
                                                                   ----------
Income/loss from investment operations
Net investment loss                                                     (0.01)
Net realized and unrealized gain (loss) on investment
   transactions                                                          0.36
                                                                   ----------
   Total from investment operations                                      0.35
                                                                   ----------
Net asset value, end of period                                       $   7.94
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                         4.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 93,637
Average net assets (000)                                             $ 94,727
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.02%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.02%(c)
   Net investment loss                                                  (0.32)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.

    30                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                       Class B
--------------------------------------------------------------------------------------
                  Year Ended October 31,                       March 3, 1999(a)
----------------------------------------------------------          Through
      2002                 2001                 2000           October 31, 1999
--------------------------------------------------------------------------------------
    $   8.89             $  12.27             $  11.22             $   10.00
----------------     ----------------     ----------------     -----------------
       (0.04)               (0.06)               (0.09)                (0.05)
       (1.26)               (3.32)                1.14                  1.27
----------------     ----------------     ----------------     -----------------
       (1.30)               (3.38)                1.05                  1.22
----------------     ----------------     ----------------     -----------------
    $   7.59             $   8.89             $  12.27             $   11.22
----------------     ----------------     ----------------     -----------------
----------------     ----------------     ----------------     -----------------
      (14.62)%             (27.55)%               9.36%                12.20%
    $ 99,771             $147,021             $214,700             $ 175,129
    $132,783             $184,943             $205,175             $ 144,221
        1.91%                1.85%                1.84%                 1.98%(c)
        0.91%                0.85%                0.84%                 0.98%(c)
       (0.43)%              (0.60)%              (0.72)%               (0.67)%(c)

    See Notes to Financial Statements                                     31

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                               --------------------
                                                                    Six Months
                                                                      Ended
                                                                  April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                 $   7.59
                                                                   ----------
Income/loss from investment operations
Net investment loss                                                     (0.01)
Net realized and unrealized gain (loss) on investment
   transactions                                                          0.36
                                                                   ----------
   Total from investment operations                                      0.35
                                                                   ----------
Net asset value, end of period                                       $   7.94
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                         4.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 51,459
Average net assets (000)                                             $ 51,700
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.02%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.02%(c)
   Net investment loss                                                  (0.32)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.

    32                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                       Class C
--------------------------------------------------------------------------------------
                  Year Ended October 31,                       March 3, 1999(a)
----------------------------------------------------------          Through
      2002                 2001                 2000           October 31, 1999
--------------------------------------------------------------------------------------
    $   8.89             $  12.27             $  11.22             $   10.00
----------------     ----------------     ----------------     -----------------
       (0.04)               (0.06)               (0.09)                (0.05)
       (1.26)               (3.32)                1.14                  1.27
----------------     ----------------     ----------------     -----------------
       (1.30)               (3.38)                1.05                  1.22
----------------     ----------------     ----------------     -----------------
    $   7.59             $   8.89             $  12.27             $   11.22
----------------     ----------------     ----------------     -----------------
----------------     ----------------     ----------------     -----------------
      (14.62)%             (27.55)%               9.36%                12.20%
    $ 54,415             $ 85,848             $131,554             $ 110,895
    $ 75,295             $109,346             $126,881             $  91,235
        1.91%                1.85%                1.84%                 1.98%(c)
        0.91%                0.85%                0.84%                 0.98%(c)
       (0.43)%              (0.60)%              (0.72)%               (0.67)%(c)

    See Notes to Financial Statements                                     33

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                               --------------------
                                                                    Six Months
                                                                      Ended
                                                                  April 30, 2003
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                 $   7.88
                                                                   ----------
Income from investment operations
Net investment income                                                    0.03
Net realized and unrealized gain (loss) on investment
   transactions                                                          0.37
                                                                   ----------
   Total from investment operations                                      0.40
                                                                   ----------
Net asset value, end of period                                       $   8.28
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                         5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  6,941
Average net assets (000)                                             $  6,822
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.02%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.02%(c)
   Net investment income                                                 0.68%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.

    34                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                       Class Z
--------------------------------------------------------------------------------------
                  Year Ended October 31,                       March 3, 1999(a)
----------------------------------------------------------          Through
      2002                 2001                 2000           October 31, 1999
--------------------------------------------------------------------------------------
    $   9.13             $  12.48             $  11.30             $   10.00
----------------     ----------------     ----------------     -----------------
        0.05                 0.04                 0.03                  0.02
       (1.30)               (3.39)                1.15                  1.28
----------------     ----------------     ----------------     -----------------
       (1.25)               (3.35)                1.18                  1.30
----------------     ----------------     ----------------     -----------------
    $   7.88             $   9.13             $  12.48             $   11.30
----------------     ----------------     ----------------     -----------------
----------------     ----------------     ----------------     -----------------
      (13.69)%             (26.84)%              10.44%                13.00%
    $  6,969             $ 13,469             $ 18,167             $  13,653
    $ 11,218             $ 18,523             $ 17,464             $  12,627
        0.91%                0.85%                0.84%                 0.98%(c)
        0.91%                0.85%                0.84%                 0.98%(c)
        0.55%                0.39%                0.28%                 0.35%(c)

    See Notes to Financial Statements                                     35

                 This Page Intentionally Left Blank
                                www.prudential.com     (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq    CUSIP
------------    ------    -----
Class A         PTMAX    74437B103
Class B         PTMBX    74437B202
Class C         PTMCX    74437B301
Class Z         PTEZX    74437B400

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

PRUDENTIAL FINANCIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         PTMAX    74437B103
Class B         PTMBX    74437B202
Class C         PTMCX    74437B301
Class Z         PTEZX    74437B400

MF187E2    IFS-A080878

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 --  Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures
          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits
           (a) Code of Ethics -- Not required in this filing
           (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Tax-Managed Equity Fund

By: /s/ Maria Master
    ---------------
    Maria Master
    Secretary of Prudential Tax-Managed Equity Fund

Date: July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------
    Judy A. Rice,
    President and Principal Executive Officer of Prudential
    Tax-Managed Equity Fund

Date: July 8 2003

By: /s/ Grace C. Torres
    -------------------
    Grace C. Torres,
    Treasurer and Principal Financial Officer of Prudential
    Tax-Managed Equity Fund

Date: July 8, 2003

Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.